LEASES	12 Months Ended
Jun. 29, 2016
Leases [Abstract]
LEASES
LEASES
(a) Capital Leases
We lease certain buildings under capital leases. The asset value of $38.8 million and $39.0 million at June 29, 2016 and June 24, 2015, and the related accumulated amortization of $24.1 million and $22.1 million at June 29, 2016 and June 24, 2015, respectively, are included in buildings and leasehold improvements. Amortization of assets under capital leases is included in depreciation and amortization expense.
(b) Operating Leases
We lease restaurant facilities and office space under operating leases. The majority having terms expiring at various dates through fiscal 2035. The restaurant leases have cumulative renewal clauses of 1 to 30 years at our option and, in some cases, have provisions for contingent rent based upon a percentage of sales in excess of specified levels, as defined in the leases. We include other rent-related costs in rent expense, such as common area maintenance, taxes and amortization of landlord contributions.
Rent expense consists of the following (in thousands):

	2016	2015	2014
Straight-lined minimum rent	$107,776	$92,917	$90,574
Contingent rent	4,408	4,774	4,737
Other	11,283	9,998	9,817
Total rent expense	$123,467	$107,689	$105,128

(c) Commitments
As of June 29, 2016, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2017	$5,954	$123,312
2018	5,745	116,418
2019	5,226	95,276
2020	4,853	80,881
2021	4,138	66,293
Thereafter	27,977	156,563
Total minimum lease payments(a)	53,893	$638,743
Imputed interest (average rate of 7%)	(16,361)
Present value of minimum lease payments	37,532
Less current installments	(3,563)
	$33,969
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(a)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $25.5 million and $47.1 million for capital and operating subleases, respectively.